Leases	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Leases

12.	Leases

On January 1, 2019, we adopted Topic 842 using the “comparatives under 840 option” as amended by ASU 2018-11. The reported results for the years ended December 31, 2021, December 31, 2020, and December 31, 2019, reflect the application of Topic 842.

We elected the practical expedient package permitted under the transition approach. As such, we did not reassess whether any expired or existing contracts are or contain leases, did not reassess historical lease classification, and did not reassess initial direct costs for any leases that existed prior to January 1, 2019.

As of the date of adoption, we recognized operating lease right-of-use assets and liabilities of approximately $11.9 million and $11.7 million and finance right-of-use assets and liabilities of approximately $3.4 million and $4.0 million on the consolidated balance sheets, respectively. We did not have a material cumulative effect adjustment upon the adoption of Topic 842.

We have operating and finance leases for corporate offices, construction site related real estate, and construction equipment.

The components of lease cost for the years ended December 31, 2021, December 31, 2020, and December 31, 2019, are as follows:

	For the Year Ended
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Finance leases
Amortization of finance leases	$4,912	$4,538	$39
Interest on lease liabilities	749	856	8
Total finance lease cost	5,661	5,394	47
Operating lease cost	18,962	12,119	8,596
Short-term lease cost	21,134	18,072	10,413
Total lease cost	$45,757	$35,585	$19,056

Lease costs for the years ended December 31, 2021, December 31, 2020, and December 31, 2019, included minimum rental payments under operating leases recognized on a straight-line basis over the term of the lease.

Other information related to leases for the years ended December 31, 2021, and December 31, 2020, and December 31, 2019, are as follows:

	Year Ended
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$18,946	$12,164	$8,711
Financing cash flows for finance leases	749	856	8
Operating cash flows for finance leases	4,717	4,124	5,515
Operating leases
ROU assets obtained in exchange for lease liabilities	12,391	12,854	9,699
Finance leases
ROU assets obtained in exchange for lease liabilities	3,660	22,479	259

Additional information related to our operating leases for the year ended December 31, 2021, is as follows:

Weighted average remaining lease term (in years)	1.5
Weighted average discount rate	3.00%

Additional information related to our finance leases for the year ended December 31, 2021, is as follows:

Weighted average remaining lease term (in years)	2.4
Weighted average discount rate	3.66%

The following tables set forth supplemental consolidated balance sheets information related to operating and finance leases as of December 31, 2021, and December 31, 2020:

	Year Ended
(Amounts in thousands)	December 31, 2021	December 31, 2020
Operating leases
Operating lease right-of-use assets	$15,816	$21,807
Short-term operating lease liabilities	11,891	13,642
Long-term operating lease liabilities	3,430	7,654
Total operating lease liabilities	15,321	21,296
Finance leases
Property and equipment	26,243	23,150
Accumulated amortization	(9,770)	(4,900)
Property and equipment, net	16,473	18,250
Short-term lease liabilities	8,157	4,689
Long-term lease liabilities	10,066	14,591
Total finance lease liabilities	$18,223	$19,280

Maturities of non-cancellable operating and financing leases as of December 31, 2021, are summarized in the table below:

	Year Ended
(Amounts in thousands)	Finance Leases	Operating Leases	Total
2022	$8,726	$12,141	$20,867
2023	5,067	2,548	7,615
2024	5,038	627	5,665
2025	419	240	659
2026	—	93	93
Thereafter	—	—	—
Total	19,250	15,649	34,899
Less: present value discount	(1,027)	(327)	(1,354)
Lease liability	$18,223	$15,322	$33,545

Practical Expedients

We elected the package of practical expedients for adoption of the leases standard permitted under the transition guidance. The expedients allow us to carry forward historical lease classification, indirect costs, and the original determination of whether or not a contract contained an embedded lease.